CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions		Total		Equity - Attributa ble to Owners of the parent	Share capital		Treasury shares	Retained earnings and other reserves		Cash flow hedge reserve	Remeasurement of the fair value of financial assets	Actuarial gains and losses on pension obligations plans	Effect of change in exchange rates	Cumulative share of OCI of equity method investees	Non-controlling interests
Equity, beginning balance at Dec. 31, 2020		€ 23,873		€ 21,293	€ 20	[1]	€ 0	€ 22,141	[1]	€ 74	€ 0	€ 271	€ (1,162)	€ (51)	€ 2,580
Other comprehensive income		3,826		3,820						95	6	1,759	2,000	(40)	6
Net profit		14,208	[2]	14,200				14,200	[1]						8
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD		18,034		18,020				14,200	[1]	95	6	1,759	2,000	(40)	14
FCA - PSA merger		19,896		19,837	11	[1]		19,826	[1]						59
Faurecia loss of control and distribution		(5,222)		(2,765)				(2,883)	[1]				118		(2,457)
Distributions		(1,000)		(1,000)				(1,000)	[1]
Share-based compensation		221		221				221	[1]
Other changes	[3]	505		301				271	[1]	30					204
Equity, ending balance at Dec. 31, 2021		56,307		55,907	31	[1]	0	52,776	[1]	199	6	2,030	956	(91)	400
Other comprehensive income		2,985		2,982						(393)	3	1,374	2,010	(12)	3
Net profit		16,779	[2]	16,799				16,799	[1]						(20)
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD		19,764		19,781				16,799	[1]	(393)	3	1,374	2,010	(12)	(17)
Capital increase		40		40	1	[1]		39	[1]
(Purchase) sales of treasury shares	[1]	(923)		(923)			(923)
Distributions		(3,354)		(3,353)				(3,353)	[1]						(1)
Share-based compensation		163		163				163	[1]
Other changes	[3]	385		384				359	[1]	25					1
Equity, ending balance at Dec. 31, 2022		72,382		71,999	32	[1]	(923)	66,783	[1]	(169)	9	3,404	2,966	(103)	383
Other comprehensive income		(2,941)		(2,938)						(665)	57	(187)	(1,924)	(219)	(3)
Net profit		18,625		18,596				18,596	[1]						29
TOTAL CONSOLIDATED COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD		15,684		15,658				18,596	[1]	(665)	57	(187)	(1,924)	(219)	26
Capital increase		0
(Purchase) sales of treasury shares	[1]	(2,434)		(2,434)			(2,434)
Cancellation of treasury shares	[1]	(1)		(1)	(1)		923	(923)
Distributions		(4,208)		(4,208)				(4,208)	[1]
Share-based compensation		295		295				295	[1]
Other changes	[3]	402		384				383	[1]	1					18
Equity, ending balance at Dec. 31, 2023		€ 82,120		€ 81,693	€ 31	[1]	€ (2,434)	€ 80,926	[1]	€ (833)	€ 66	€ 3,217	€ 1,042	€ (322)	€ 427

[1]	Refer to Note 27, Equity for additional information
[2]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information

[3]	Includes:
•at December 31, 2021, the impact of the reduction in ownership of ARAMIS upon an IPO resulting in €178 million recognized as an increase in non-controlling interest and €121 million recognized as additional retained earnings. Refer to Note 27, Equity;
•deferred hedging gains transferred to inventory, net of tax of €1 million (€25 million at December 31, 2022 and €30 million at December 31, 2021); and
•the effect of hyperinflation for entities whose functional currency is the Turkish Lira, beginning from January 1, 2022, and the Argentine Peso, from July 1, 2018 of
€323 million at December 31, 2023, €398 million at December 31, 2022 and €159 million at December 31, 2021.